Operating Leases	12 Months Ended
Dec. 31, 2023
Operating Leases [Abstract]
Operating Leases

8. Operating Leases

The Company entered into various operating lease agreements, mainly including operation in Kazakhstan, which was started in August, 2021, office lease, which was started in March, 2022, operation lease in Ohio, U.S., which was started in August, 2022, and operation in Marietta, U.S., which was started in April, 2023. The remaining lease terms ranges from 0.5 to 9.5 years. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following table presents the operating lease related assets and liabilities recorded on the Company’s consolidated balance sheet.

	As of December 31, 2022	As of December 31, 2023
	US$	US$
Right-of-use assets, net	443	830
Impairment of right-of-use assets	—	—
Right-of-use assets, net	443	830
Operating lease liabilities – current	188	241
Operating lease liabilities – non-current	231	569
Total operating lease liabilities	419	810

For the year ended December 31, 2023, 2022 and 2021, the Company recorded short-term lease costs of $27, $13 and nil respectively. Cash paid for amounts included in the measurement of operating lease liabilities were $263, $139 and $8 for the year ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023, the weighted average remaining lease term was 3.1 years, and the weighted average discount rate was 4.6%.

The following table summarizes the maturity of operating lease liabilities as of December 31, 2023:

	Land & Plant lease	Office and other leases	Total
2024	$131	$143	$274
2025	105	0	105
2026	75	0	75
2027	75	0	75
2028	80	0	80
Thereafter	344	0	344
Total	809	144	953
Less: imputed interest	139	4	143
Present value of lease liabilities	$670	$140	$810